SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Segment gross profit	$ 10,979	$ 0
Segment total assets	94,881	1,167
Clothing Products Segment [Member]
Segment revenue	141,049	0
Segment gross profit	10,979	$ (6,769)
Segment total assets	$ 94,881		$ 1,167